Subsequent Events (Details Narrative) (10K) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2017	Mar. 09, 2017	Mar. 01, 2017	Feb. 14, 2017	Jan. 03, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 23, 2017
Warrant exercise price						$ 4.00		$ 4.00			$ 4.00
Number of common stock issued								331,335			14,063
Gross proceeds from warrant								$ 994,000
Exercise price of outstanding option to purchase						3,018,700		3,018,700		2,168,950
Proceeds from related party notes								$ 34,015	$ 89,045	$ 292,090	$ 564,105
Repayments of related party debt								49,015	160,575	364,120	387,075
Aggregate principal amount						$ 456,250		456,250		390,000
Proceeds from note payable								875,000	980,000	1,894,000	1,210,015
Amortization of debt discount						$ 84,167	$ 65,448	216,909	402,469	542,336	339,443
Repayment of note payable								$ 74,003	$ 118,500	476,500	5,000
Notes Payable [Member]
Proceeds from related party notes											65,000
Aggregate principal amount										432,000	538,018
Amortization of debt discount										$ 58,000	$ 88,003
Stock Options [Member]
Warrant exercise price				$ 5.70								$ 3.35
Stock Options [Member] | Maximum [Member]
Warrant exercise price				30.00
Stock Options [Member] | Minimum [Member]
Warrant exercise price				$ 4.70
Consultant [Member]
Number of common stock shares exchanged										54,901	31,473
Lender [Member]
Warrant exercise price						$ 4.00		$ 4.00
Repayments of related party debt								$ 50,000
Aggregate principal amount						$ 97,500		97,500
Accrued interest						$ 288		$ 288
Subsequent Event [Member]
Accrued interest										$ 2,277
Convertible notes payable										$ 45,000
Number of common stock shares convertible										17,854
Conversion price per share						$ 0.75		$ 0.75
Maturity date description	August 23, 2017 to October 31, 2017									maturity dates ranging between January 2017 to February 2017 to new maturity dates ranging from March 2017 to April 2017.
Repayment of note payable										$ 74,000
Subsequent Event [Member] | Extend Notes Payable [Member]
Aggregate principal amount										$ 322,000
Subsequent Event [Member] | Notes Payable [Member]
Warrant to purchase common stock issued in period										3,000
Warrant exercise price										$ 4.00
Aggregate principal amount						$ 637,250		$ 637,250
Subsequent Event [Member] | Maximum [Member]
Conversion price per share										2.77
Subsequent Event [Member] | Minimum [Member]
Conversion price per share										$ 2.51
Subsequent Event [Member] | Stock Warrants [Member]
Warrant to purchase common stock issued in period										50,000
Gross proceeds from warrant										$ 175,000
Warrant tranches to purchase of shares										35,000
Subsequent Event [Member] | Stock Warrants [Member] | Maximum [Member]
Warrant exercise price										$ 30.00
Subsequent Event [Member] | Stock Warrants [Member] | Minimum [Member]
Warrant exercise price										$ 3.50
Subsequent Event [Member] | Stock Options [Member]
Exercise price of outstanding option to purchase				1,219,450
Exercise price range, lower range limit				$ 5.70
Exercise price range, upper range limit				30.00
Closing price per share				$ 4.70
Subsequent Event [Member] | Common Stock and Warrant Offerings [Member]
Number of common stock issued										256,668
Subsequent Event [Member] | Investors [Member] | Common Stock and Warrant Offerings [Member]
Warrant vested term										5 years
Warrant to purchase common stock issued in period										266,668
Warrant exercise price										$ 4.00
Gross proceeds from warrant										$ 770,000
Subsequent Event [Member] | Officer [Member]
Proceeds from related party notes										30,015
Subsequent Event [Member] | Director and Officer [Member]
Repayments of related party debt										$ 45,015
Subsequent Event [Member] | Lender [Member]
Warrant vested term					5 years					5 years
Warrant to purchase common stock issued in period					20,000					95,802
Warrant exercise price					$ 4.00					$ 4.00
Number of common stock issued										95,802
Aggregate principal amount					$ 242,000					$ 280,000
Proceeds from note payable					200,000
Amortization of debt discount					$ 42,000
Accrued interest										$ 7,402
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member]
Aggregate principal amount						$ 1,149,313		$ 1,149,313
Conversion price per share						$ 1.00		$ 1.00
Maturity date description								Maturity dates ranging from May 12, 2017 through October 1, 2017 to maturity dates ranging from October 1, 2017 through October 1, 2018
Subsequent Event [Member] | Lender One [Member]
Warrant to purchase common stock issued in period										18,000
Warrant exercise price										$ 4.00
Warrant term description										From expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022.
Subsequent Event [Member] | Consulting Agreements [Member]
Warrant vested term		5 years
Warrant to purchase common stock issued in period		25,000
Warrant exercise price		$ 4.00
Accrued liabilities		$ 30,000
Subsequent Event [Member] | Exchange Agreements [Member]
Warrant vested term			5 years
Warrant to purchase common stock issued in period			58,334
Warrant exercise price			$ 4.00
Subsequent Event [Member] | Exchange Agreements [Member] | February 2017 and March 2017 [Member]
Performance-based cash bonuses										$ 402,500
Subsequent Event [Member] | Exchange Agreements [Member] | Consultant [Member]
Warrant vested term		5 years
Warrant to purchase common stock issued in period		10,000
Warrant exercise price		$ 4.00
Number of common stock shares exchanged		10,000
Subsequent Event [Member] | Exchange Agreements [Member] | Scientific Advisory Board [Member]
Accrued liabilities			$ 175,000
Number of common stock shares exchanged			58,334
Subsequent Event [Member] | Exchange Agreements [Member] | Four Non-Employee Directors [Member]
Warrant vested term			5 years
Warrant to purchase common stock issued in period			88,334
Warrant exercise price			$ 4.00
Accrued liabilities			$ 265,000
Number of common stock shares exchanged			88,334